Financial Instruments - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Fair value	$ 70,945,890	$ 75,725,586
Investment funds [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value	$ 2,366,695	$ 1,267,841
Fair value hierarchy	Level 1